Trade and Other Receivables (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Statement [Line Items]
Accounts receivable in percentage	100.00%	100.00%
Trade receivable (net of specific provision)	$ 28,779,000	$ 13,796,000
Expected loss rate	0.41%	0.59%
Expected loss provision	$ 54,000	$ 82,000
Currents [Member]
Statement [Line Items]
Accounts receivable in percentage	49.90%	81.31%
Trade receivable (net of specific provision)	$ 14,361,000	$ 11,218,000
Expected loss rate	0.20%	0.20%
Expected loss provision	$ 23,000	$ 23,000
Thirtyone To Sixty [Member]
Statement [Line Items]
Accounts receivable in percentage	3.63%	7.52%
Trade receivable (net of specific provision)	$ 1,046,000	$ 1,038,000
Expected loss rate	0.53%	0.53%
Expected loss provision	$ 2,000	$ 6,000
Sixtyone To Ninety [Member]
Statement [Line Items]
Accounts receivable in percentage	39.83%	0.41%
Trade receivable (net of specific provision)	$ 11,463,000	$ 57,000
Expected loss rate	1.70%	1.70%
Expected loss provision	$ 13	$ 1
Ninety one To One twenty [Member]
Statement [Line Items]
Accounts receivable in percentage	0.46%	0.34%
Trade receivable (net of specific provision)	$ 131,000	$ 46,000
Expected loss rate	3.14%	3.14%
Expected loss provision	$ 3,000	$ 1,000
More Than One Twenty [Member]
Statement [Line Items]
Accounts receivable in percentage	6.18%	10.42%
Trade receivable (net of specific provision)	$ 1,778,000	$ 1,437,000
Expected loss rate	3.55%	3.55%
Expected loss provision	$ 13,000	$ 51,000